PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule of the Percentage of Total Generation (Details) $ / MWh in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 $ / MWh	Dec. 31, 2025 $ / MWh	Dec. 31, 2025 R$ / MWh	Dec. 31, 2025 € / MWh	Dec. 31, 2025 $ / MWh	Dec. 31, 2025 kW	Dec. 31, 2024 $ / MWh € / MWh $ / MWh R$ / MWh kW
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Excludes nominal prices related to battery storage based | kW							120
Estimate of future electricity prices, excluding nominal prices related to battery storage | kW							137	99
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Excludes nominal prices related to battery storage based | kW							132
Estimate of future electricity prices, excluding nominal prices related to battery storage | kW							154	104
North America | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	83.00%							81.00%
North America | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	62.00%							61.00%
North America | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	42.00%							33.00%
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements		65						63
Estimates of future electricity prices		79						86
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements		78						67
Estimates of future electricity prices		93						96
North America | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Estimate of future electricity prices, excluding nominal prices related to battery storage | kW							158
North America | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.10%
North America | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%	6.20%	6.30%
North America | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Estimate of future electricity prices, excluding nominal prices related to battery storage | kW							208
North America | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.70%	5.80%
North America | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.20%
Colombia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	8.40%	8.40%	8.40%	8.40%	8.40%	8.40%	8.40%	8.50%
Colombia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.60%	9.60%	9.60%	9.60%	9.60%	9.60%	9.60%	9.80%
Colombia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	61.00%							66.00%
Colombia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	25.00%							32.00%
Colombia | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	3.00%							4.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements			308					310
Estimates of future electricity prices			555					494
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements			394					398
Estimates of future electricity prices			763					684
Brazil | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.60%
Brazil | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	10.80%	10.80%	10.80%	10.80%	10.80%	10.80%	10.80%	10.90%
Brazil | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	88.00%							86.00%
Brazil | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	68.00%							71.00%
Brazil | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	32.00%							36.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh				334				310
Estimates of future electricity prices | R$ / MWh				371				309
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh				403				393
Estimates of future electricity prices | R$ / MWh				467				430
Europe | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate								4.90%
Europe | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate								4.90%
Europe | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	74.00%							98.00%
Europe | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	55.00%							93.00%
Europe | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	21.00%							45.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh					66			91
Estimates of future electricity prices					56	91		94
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh					83			93
Estimates of future electricity prices					68	129		86
Europe | Bottom of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Europe | Bottom of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Europe | Top of range | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	6.60%
Europe | Top of range | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	6.60%
Australia | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Australia | Uncontracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%
Australia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	74.00%
Australia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	33.00%
Australia | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	6.00%
Australia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements						68
Australia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements						73